Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000026729
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,450		$ 9,617	$ 12,211	$ 13,632	$ 16,267	$ 19,799	$ 24,227	$ 16,405	$ 15,616	$ 21,143	$ 24,383
C000026731
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		10,115	12,767	14,189	16,874	20,410	24,860	16,721	15,892	21,516	24,814
C000176447
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,176	12,979	14,575	17,486	21,352	26,255	17,862	17,109	23,245	27,006
C000026732
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		10,176	12,915	14,416	17,225	20,951	25,623	17,338	16,505	22,334	25,787
C000055072
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,452		9,483	11,755	12,632	15,507	18,630	24,491	17,119	19,059	26,265	33,788
C000055073
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		9,956	12,241	13,054	15,907	18,963	24,741	17,156	18,949	26,113	33,593
C000138433
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,069	12,515	13,490	16,615	20,025	26,404	18,514	20,676	28,586	36,885
C000055075
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,058	12,502	13,467	16,574	19,964	26,309	18,436	20,572	28,429	36,657
C000055074
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		9,995	12,340	13,210	16,153	19,340	25,323	17,630	19,564	26,853	34,417
C000026733
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,449		9,664	13,252	15,645	18,451	23,009	32,470	20,648	19,449	25,069	28,007
C000026735
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		10,170	13,870	16,278	19,075	23,638	33,159	20,957	19,613	25,281	28,244
C000164583
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,266	14,140	16,773	19,868	24,894	35,293	22,551	21,336	27,627	31,004
C000195257
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,227	14,033	16,648	19,723	24,713	35,037	22,389	21,183	27,435	30,793
C000026736
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		10,235	14,039	16,584	19,563	24,409	34,452	21,913	20,648	26,613	29,746
C000026743
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,451		9,255	12,050	13,187	14,953	17,655	26,320	19,417	20,654	30,449	37,263
C000026745
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		9,722	12,566	13,643	15,354	17,991	26,611	19,472	20,551	30,298	37,079
C000082649
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		9,819	12,816	14,055	15,986	18,937	28,305	20,946	22,340	33,039	40,558
C000043493
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		9,758	12,738	13,970	15,887	18,820	28,139	20,824	22,215	32,856	40,332
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,424	12,924	13,776	15,635	17,222	24,782	20,688	22,422	30,910	37,343
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,040	12,675	13,454	16,001	19,382	27,024	19,204	19,847	27,522	32,914
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Growth Funds Category Average
Accumulated Value	10,000		9,907	12,496	13,144	14,976	18,094	25,773	18,130	18,041	24,251	27,614
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,040	12,675	13,454	16,001	19,382	27,024	19,204	19,847	27,522	32,914
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Growth Funds Category Average
Accumulated Value	10,000		9,907	12,496	13,144	14,976	18,094	25,773	18,130	18,041	24,251	27,614
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,040	12,675	13,454	16,001	19,382	27,024	19,204	19,847	27,522	32,914
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Growth Funds Category Average
Accumulated Value	10,000		9,907	12,496	13,144	14,976	18,094	25,773	18,130	18,041	24,251	27,614
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,040	12,675	13,454	16,001	19,382	27,024	19,204	19,847	27,522	32,914
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Growth Funds Category Average
Accumulated Value	10,000		9,907	12,496	13,144	14,976	18,094	25,773	18,130	18,041	24,251	27,614
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,228	13,267	14,688	17,200	22,226	31,830	24,001	28,549	41,044	53,572
FEDERATED INDEX: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Funds Average
Accumulated Value	10,000		9,992	12,652	13,738	15,722	19,623	27,393	19,566	22,262	31,414	39,382
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,228	13,267	14,688	17,200	22,226	31,830	24,001	28,549	41,044	53,572
FEDERATED INDEX: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Funds Average
Accumulated Value	10,000		9,992	12,652	13,738	15,722	19,623	27,393	19,566	22,262	31,414	39,382
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,228	13,267	14,688	17,200	22,226	31,830	24,001	28,549	41,044	53,572
FEDERATED INDEX: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Funds Average
Accumulated Value	10,000		9,992	12,652	13,738	15,722	19,623	27,393	19,566	22,262	31,414	39,382
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,228	13,267	14,688	17,200	22,226	31,830	24,001	28,549	41,044	53,572
FEDERATED INDEX: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Funds Average
Accumulated Value	10,000		9,992	12,652	13,738	15,722	19,623	27,393	19,566	22,262	31,414	39,382
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,228	13,267	14,688	17,200	22,226	31,830	24,001	28,549	41,044	53,572
FEDERATED INDEX: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Funds Average
Accumulated Value	10,000		9,992	12,652	13,738	15,722	19,623	27,393	19,566	22,262	31,414	39,382
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		9,951	13,036	13,574	14,443	16,374	22,670	16,771	15,492	21,145	25,121
FEDERATED INDEX: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Funds Category Average
Accumulated Value	10,000		10,028	12,921	13,960	14,884	17,402	25,138	18,140	16,852	22,526	25,114
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		9,951	13,036	13,574	14,443	16,374	22,670	16,771	15,492	21,145	25,121
FEDERATED INDEX: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Funds Category Average
Accumulated Value	10,000		10,028	12,921	13,960	14,884	17,402	25,138	18,140	16,852	22,526	25,114
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		9,951	13,036	13,574	14,443	16,374	22,670	16,771	15,492	21,145	25,121
FEDERATED INDEX: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Funds Category Average
Accumulated Value	10,000		10,028	12,921	13,960	14,884	17,402	25,138	18,140	16,852	22,526	25,114
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		9,951	13,036	13,574	14,443	16,374	22,670	16,771	15,492	21,145	25,121
FEDERATED INDEX: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Funds Category Average
Accumulated Value	10,000		10,028	12,921	13,960	14,884	17,402	25,138	18,140	16,852	22,526	25,114
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		9,951	13,036	13,574	14,443	16,374	22,670	16,771	15,492	21,145	25,121
FEDERATED INDEX: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Funds Category Average
Accumulated Value	10,000		10,028	12,921	13,960	14,884	17,402	25,138	18,140	16,852	22,526	25,114
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,040	12,675	13,454	16,001	19,382	27,024	19,204	19,847	27,522	32,914
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Growth Funds Category Average
Accumulated Value	10,000		9,907	12,496	13,144	14,976	18,094	25,773	18,130	18,041	24,251	27,614
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,040	12,675	13,454	16,001	19,382	27,024	19,204	19,847	27,522	32,914
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Growth Funds Category Average
Accumulated Value	10,000		9,907	12,496	13,144	14,976	18,094	25,773	18,130	18,041	24,251	27,614
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,040	12,675	13,454	16,001	19,382	27,024	19,204	19,847	27,522	32,914
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Growth Funds Category Average
Accumulated Value	10,000		9,907	12,496	13,144	14,976	18,094	25,773	18,130	18,041	24,251	27,614
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		10,040	12,675	13,454	16,001	19,382	27,024	19,204	19,847	27,522	32,914
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Mid-Cap Growth Funds Category Average
Accumulated Value	$ 10,000		$ 9,907	$ 12,496	$ 13,144	$ 14,976	$ 18,094	$ 25,773	$ 18,130	$ 18,041	$ 24,251	$ 27,614